Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 06, 2016
Supplement [Text Block]	apit_SupplementTextBlock

SUPPLEMENT

Dated February 21, 2017

to the

PROSPECTUS

of the

Yorktown Mid Cap Fund

dated May 6, 2016

On February 13, 2017, the shareholders of the Yorktown Mid Cap Fund approved the engagement of a new Investment Manager for the Fund, Poplar Forest Capital, LLC. As a result, all references to William Blair Investment Management, LLC are deleted and replaced with Poplar Forest Capital, LLC. The change in Investment Managers has also resulted in the following changes the Mid Cap Fund’s Prospectus:

In the Summary Section of the Prospectus, the Section entitled “PRINCIPAL INVESTMENT STRATEGIES”, beginning on page 9 of the Prospectus, is deleted in its entirety and replaced with:

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by investing primarily in the common stocks of underappreciated companies and industries. A full market cycle is deemed to be a multi-year period including a period of material increase in the U.S. stock market (a “bull market”) and a period of material decline in the U.S. stock market (a “bear market”). The Fund generally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of medium-sized companies (“mid-caps”) that may offer shareholders greater growth prospects than larger businesses without the heightened operational risks of small companies. The Adviser defines “mid-caps” as those companies within the capitalization range of the Russell Midcap® Index (which consists of companies with capitalizations from approximately $2.4 billion to approximately $28.7 billion as of May 29, 2016, the date of the last reconstitution of the Russell Midcap® Index) at the time of purchase.

The Fund may invest up to 20% of its net assets in U.S. listed securities of foreign domiciled mid-cap companies.

The Fund may invest up to 50% of its net assets in cash, cash-equivalents and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The Fund will generally invest in 25 to 35 companies. The Fund is managed using a long-term approach to security selection. Investments will generally be made with an intended investment horizon of three years, although individual investments may be held for shorter or longer time periods. The Fund’s Investment Manager evaluates investment opportunities using bottom up, fundamental analysis, paying particular attention to a company’s:

1.	expected future profits;
2.	expected sustainable revenue and/or asset growth;
3.	expected cash investment needed to support expected growth;
4.	normalized free cash flow after considering Items 1 through 3 above; and
5.	valuation relative to normalized earnings and free cash flow after giving consideration to growth potential and financial strength.

The decision to sell securities is driven by the Investment Manager’s evaluation of prospective total returns relative to the perceived risk of the security in question. A security may be sold when its estimated future return is low in an absolute sense or in order to fund the purchase of a new investment which offers a better risk/reward profile. The Fund is managed in a tax sensitive manner and securities may be sold to generate tax losses in order to minimize realized taxable gains.

The Fund may be appropriate for investors who:

1.	are pursuing long-term growth of capital;
2.	want to add an investment with appreciation potential to diversify their investment portfolio; and can accept the greater risks of investing in a portfolio with significant common stock holdings.

In the Summary Section of the Prospectus, in the Section entitled “PRINCIPAL INVESTMENT RISKS”, beginning on page 11 of the Prospectus, the risk disclosure entitled “Allocation Risk” is deleted and is replaced with:

Foreign Securities Risk. The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

YORKTOWN MID-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apit_SupplementTextBlock

SUPPLEMENT

Dated February 21, 2017

to the

PROSPECTUS

of the

Yorktown Mid Cap Fund

dated May 6, 2016

On February 13, 2017, the shareholders of the Yorktown Mid Cap Fund approved the engagement of a new Investment Manager for the Fund, Poplar Forest Capital, LLC. As a result, all references to William Blair Investment Management, LLC are deleted and replaced with Poplar Forest Capital, LLC. The change in Investment Managers has also resulted in the following changes the Mid Cap Fund’s Prospectus:

In the Summary Section of the Prospectus, the Section entitled “PRINCIPAL INVESTMENT STRATEGIES”, beginning on page 9 of the Prospectus, is deleted in its entirety and replaced with:

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by investing primarily in the common stocks of underappreciated companies and industries. A full market cycle is deemed to be a multi-year period including a period of material increase in the U.S. stock market (a “bull market”) and a period of material decline in the U.S. stock market (a “bear market”). The Fund generally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of medium-sized companies (“mid-caps”) that may offer shareholders greater growth prospects than larger businesses without the heightened operational risks of small companies. The Adviser defines “mid-caps” as those companies within the capitalization range of the Russell Midcap® Index (which consists of companies with capitalizations from approximately $2.4 billion to approximately $28.7 billion as of May 29, 2016, the date of the last reconstitution of the Russell Midcap® Index) at the time of purchase.

The Fund may invest up to 20% of its net assets in U.S. listed securities of foreign domiciled mid-cap companies.

The Fund may invest up to 50% of its net assets in cash, cash-equivalents and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The Fund will generally invest in 25 to 35 companies. The Fund is managed using a long-term approach to security selection. Investments will generally be made with an intended investment horizon of three years, although individual investments may be held for shorter or longer time periods. The Fund’s Investment Manager evaluates investment opportunities using bottom up, fundamental analysis, paying particular attention to a company’s:

1.	expected future profits;
2.	expected sustainable revenue and/or asset growth;
3.	expected cash investment needed to support expected growth;
4.	normalized free cash flow after considering Items 1 through 3 above; and
5.	valuation relative to normalized earnings and free cash flow after giving consideration to growth potential and financial strength.

The decision to sell securities is driven by the Investment Manager’s evaluation of prospective total returns relative to the perceived risk of the security in question. A security may be sold when its estimated future return is low in an absolute sense or in order to fund the purchase of a new investment which offers a better risk/reward profile. The Fund is managed in a tax sensitive manner and securities may be sold to generate tax losses in order to minimize realized taxable gains.

The Fund may be appropriate for investors who:

1.	are pursuing long-term growth of capital;
2.	want to add an investment with appreciation potential to diversify their investment portfolio; and can accept the greater risks of investing in a portfolio with significant common stock holdings.

In the Summary Section of the Prospectus, in the Section entitled “PRINCIPAL INVESTMENT RISKS”, beginning on page 11 of the Prospectus, the risk disclosure entitled “Allocation Risk” is deleted and is replaced with:

Foreign Securities Risk. The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.